(25) NET OPERATING REVENUE (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) Consumer GW	Dec. 31, 2017 BRL (R$) Consumer GW	Dec. 31, 2016 BRL (R$) Consumer GW
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Billed	R$ 28,908,995	R$ 25,786,572	R$ 23,998,155
Billed consumers | Consumer	9,579,314	9,375,922	9,224,499
Billed In GWh | GW	53,057	53,342	46,546
Own comsuption in GWh | GW	34	34	32
Unbilled (net)	R$ 112,441	R$ (89,575)	R$ 50,441
Transfer or revenue related to the network availability for Captive Consumers	(11,095,762)	(9,273,840)	(9,055,188)
Electricity sales to final consumers	R$ 17,925,674	R$ 16,423,157	R$ 14,993,408
Electricity sales to final consumers In GWh | GW	53,091	53,376	46,578
Furnas Centrais Eletricas S.A.	R$ 544,342	R$ 565,592	R$ 533,855
Furnas Centrais Eletricas S.A. In GWh | GW	2,875	3,026	3,034
Other concessionaires and licensees	R$ 3,825,201	R$ 3,240,571	R$ 2,371,091
Other concessionaires and licensees | GW	17,757	16,337	12,252
Transfer or revenue related to the network availability for Captive Consumers	R$ (96,717)	R$ (56,528)	R$ (50,598)
Spot market energy	R$ 1,082,945	R$ 2,340,463	R$ 641,744
Spot market energy In GWh | GW	3,828	8,194	6,173
Electricity sales to wholesalers	R$ 5,355,771	R$ 6,090,098	R$ 3,496,092
Electricity sales to wholesalers In GWh | GW	24,459	27,557	21,459
Revenue due to Network Usage Charge - TUSD - Captive Consumers	R$ 11,192,479	R$ 9,330,368	R$ 9,105,786
Revenue due to Network Usage Charge - TUSD - Free Consumers	2,650,565	2,137,566	2,057,327
Compensation paid for failure to comply with the limits of continuity	(57,630)	0	0
Adjustment of revenues from excess demand and excess reactive power	0	(21,861)	(17,908)
Revenue from construction of concession infrastructure	1,772,222	2,073,423	1,354,023
Sector financial asset and liability (Note 8)	1,207,917	1,900,837	(2,094,695)
Concession financial asset - Adjustment of expected cash flow (note 11)	345,015	204,443	186,148
Energy development account - CDE - Low-income, tariff discounts - judicial injunctions and other tariff discounts	1,536,366	1,419,128	1,266,027
Other revenues and income	697,878	496,340	438,377
Other operating revenues	19,344,812	17,540,244	12,295,084
Total gross operating revenue	42,626,257	40,053,498	30,784,584
Deductions from operating revenue	(14,489,630)	(13,308,593)	(11,672,495)
Net operating revenue	R$ 28,136,627	R$ 26,744,905	R$ 19,112,089
Residential [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Consumer	8,544,035	8,330,237	8,174,700
Sale of electricity In GWh | GW	19,618	19,122	16,473
Revenue from electric energy operations	R$ 13,549,879	R$ 11,663,084	R$ 10,367,415
Industrial [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Consumer	58,241	59,825	61,112
Sale of electricity In GWh | GW	13,834	14,661	13,022
Revenue from electric energy operations	R$ 5,188,778	R$ 5,095,840	R$ 5,281,978
Commercial [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Consumer	532,592	545,095	551,171
Sale of electricity In GWh | GW	10,211	10,220	9,720
Revenue from electric energy operations	R$ 6,038,086	R$ 5,498,867	R$ 5,431,926
Rural [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Consumer	361,908	359,106	355,586
Sale of electricity In GWh | GW	3,583	3,762	2,474
Revenue from electric energy operations	R$ 1,334,868	R$ 1,173,569	R$ 816,684
Public Administration [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Consumer	60,685	60,639	61,208
Sale of electricity In GWh | GW	1,459	1,456	1,271
Revenue from electric energy operations	R$ 879,910	R$ 787,967	R$ 690,389
Public Lighting [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Consumer	11,659	11,230	11,073
Sale of electricity In GWh | GW	2,003	1,964	1,746
Revenue from electric energy operations	R$ 767,246	R$ 654,950	R$ 580,229
Public Services [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Number of consumers | Consumer	10,194	9,790	9,649
Sale of electricity In GWh | GW	2,348	2,157	1,840
Revenue from electric energy operations	R$ 1,150,227	R$ 978,286	R$ 901,662
Adjustment of revenues from excess demand and excess reactive power	0	(65,991)	(72,129)
ICMS [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(6,188,323)	(5,455,718)	(4,935,068)
PIS [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(659,352)	(603,050)	(471,836)
COFINS [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(3,037,164)	(2,777,626)	(2,172,777)
ISS [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(16,871)	(15,929)	(10,568)
Global Reversal Reserve - RGR [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(247)	(2,952)	(4,230)
Energy Development Account - CDE [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(4,016,362)	(3,185,693)	(3,360,613)
Research & Development & Energy Efficiency Programs [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(207,653)	(191,997)	(138,583)
PROINFA [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(151,718)	(166,743)	(121,800)
Tariff Flags & Others [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	(178,536)	(878,460)	(430,077)
Others [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Deductions from operating revenue	R$ (33,404)	R$ (30,425)	R$ (26,942)